SEGMENT AND GEOGRAPHIC AREA INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Schedule of segment and geographic area information

	2025		2024
Source of revenue	US$	%	US$	%
Hotel income	21,536	100%	9,952	100%
Total Revenue	21,536	100%	9,952	100%

Revenue by Geographic Region	US$	%	US$	%
UK	21,536	100%	9,952	100%
Total Revenue	21,536	100%	9,952	100%

The following table summarizes total assets by segment and geographic.

	June 30, 2025		December 31, 2024
Assets by Geographic Region	US$	%	US$	%
PRC and Others	1,037	0%	15,136	0%
UK	5,223,830	100%	5,192,865	100%
Total Assets	5,224,867	100%	5,208,001	100%

	2024		2023		2022
Source of revenue	US$	%	US$	%	US$	%
Real estate agent income	—	0%	41,954	29%	434,371	96%
Rental management income	—	0%	67,891	47%	16,263	4%
Hotel income	48,375	100%	35,018	24%	—	0%
Other income	—	—	—	—	—	—
Total Revenue	48,375	100%	144,863	100%	450,634	100%

Revenue by Geographic Region	US$	%	US$	%	US$	%
PRC	—	0%	41,954	29%	434,371	96%
UK	48,375	100%	102,909	71%	16,263	4%
Total Revenue	48,375	100%	144,863	100%	450,634	100%

Assets by Geographic Region	US$	%	US$	%	US$	%
PRC and Others	15,136	0%	180,919	5%	1,202,347	21%
UK	5,192,865	100%	3,818,323	95%	4,432,728	79%
Total Assets	5,208,001	100%	3,999,242	100%	5,635,075	100%